Consolidated Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–134.29%(b)(c)
Aerospace & Defense–6.55%

ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.55%	10/03/2026	EUR	1,414	$ 1,376,409

Barnes Group, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.45%	08/10/2030		$ 457	456,649

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.13%	07/02/2029		1,351	1,353,977

Castlelake Aviation Ltd., Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.42%	10/22/2027		4,673	4,675,975

FDH Group Acquisition, Inc., Term Loan A (3 mo. Term SOFR + 6.65%)(d)(e)	12.04%	10/01/2025		21,831	21,830,675

Gogo Intermediate Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.75%)	9.21%	04/30/2028		983	985,046

KKR Apple Bidco LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	09/22/2028		390	390,311
NAC Aviation 8 Ltd. (Ireland)

Revolver Loan(e)(f)	0.00%	12/31/2026		1,826	1,826,168

Term Loan (1 mo. USD LIBOR + 4.11%)(e)	9.43%	12/31/2026		2,084	0

Term Loan (1 mo. Term SOFR + 4.11%)(e)	9.43%	12/31/2026		2,129	0

Peraton Corp., Second Lien Term Loan (3 mo. Term SOFR + 7.75%)	13.22%	02/01/2029		2,389	2,342,288

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	9.14%	09/13/2029		1,694	1,693,777

Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.64%	02/09/2030		1,537	1,512,366

Spirit AeroSystems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.63%	01/14/2027		1,660	1,663,723

TransDigm, Inc., Term Loan I (1 mo. Term SOFR + 3.25%)	8.64%	08/24/2028		901	902,017

					41,009,381

Air Transport–3.22%

AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 4.75%)	10.43%	04/20/2028		6,174	6,276,968

Air Canada (Canada), Term Loan (3 mo. Term SOFR + 3.50%)	9.14%	08/11/2028		1,169	1,170,403
American Airlines, Inc.

Term Loan (1 mo. Term SOFR + 2.75%)	8.60%	02/09/2028		1,679	1,658,444

Term Loan(g)	-	05/17/2029		2,743	2,729,353

United Airlines, Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	9.21%	04/21/2028		6,837	6,850,765

WestJet Airlines Ltd. (Canada), Term Loan (3 mo. Term SOFR + 3.00%)	8.44%	12/11/2026		1,507	1,483,237

					20,169,170

Automotive–8.70%

Adient PLC, Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.71%	04/10/2028		508	509,522

Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.96%	04/06/2028		949	951,124

Belron Group S.A., First Lien Term Loan B (3 mo. Term SOFR + 2.75%)	8.25%	04/06/2029		1,133	1,136,060
Constellation Auto (CONSTE/BCA) (United Kingdom)

First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.68%	07/28/2028	GBP	305	357,632

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.68%	07/27/2029	GBP	800	720,958

DexKo Global, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.64%	10/04/2028		806	794,877

Driven Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	12/16/2028		746	731,279

Engineered Components & Systems LLC (aka CentroMotion), Term Loan B (1 mo. Term SOFR + 6.00%)	11.35%	07/25/2030		992	990,676
First Brands Group Intermediate LLC

Term Loan B (6 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		1,084	1,068,249

Term Loan B (1 mo. Term SOFR + 5.00%)	10.88%	03/30/2027		3,322	3,273,448

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.50%)	9.95%	11/09/2027		2,505	2,490,746
M&D Distributors

Delayed Draw Term Loan (3 mo. Term SOFR + 5.65%)(d)(e)	11.04%	08/31/2028		952	944,614

Delayed Draw Term Loan(d)(e)(f)	0.00%	08/31/2028		1,409	1,397,935

Revolver Loan (3 mo. Term SOFR + 4.50%)(d)(e)	13.00%	08/31/2028		118	117,276

Revolver Loan(d)(e)(f)	0.00%	08/31/2028		1,064	1,055,488

Term Loan A (3 mo. Term SOFR + 5.65%)(d)(e)	11.04%	08/31/2028		6,695	6,641,128

Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	05/04/2028		2,967	2,964,813
Muth Mirror Systems LLC

Revolver Loan (3 mo. Term SOFR + 6.90%)(d)(e)	12.29%	04/23/2025		1,523	1,396,408

Term Loan (3 mo. Term SOFR + 6.90%)(d)(e)	12.29%	04/23/2025		16,895	15,492,273

Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	05/06/2030		1,260	1,264,011

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)

PowerStop LLC, Term Loan B (1 mo. Term SOFR + 4.75%)	10.20%	01/24/2029		$ 1,191	$ 1,089,909

Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	06/01/2026		1,055	1,053,271

Transtar Industries, Inc., Term Loan A (3 mo. Term SOFR + 7.40%)(d)(e)	12.79%	01/22/2027		7,971	8,003,169

					54,444,866

Beverage & Tobacco–1.80%
AI Aqua Merger Sub, Inc.

Delayed Draw Term Loan(f)	0.00%	07/31/2028		2,232	2,215,424

Term Loan B (1 mo. Term SOFR + 3.75%)	9.07%	07/31/2028		3,500	3,441,412

City Brewing Co. LLC, Term Loan B(g)	-	03/31/2028		5,349	4,348,974

Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	11.49%	01/20/2030		1,520	1,230,483

					11,236,293

Brokers, Dealers & Investment Houses–0.01%

AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. Term SOFR + 6.50%)	12.18%	08/05/2029		39	37,614

Building & Development–1.88%

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.95%	08/27/2025		221	219,597

Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.43%)(g)	9.62%	07/06/2028	GBP	193	225,461

Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.46%	04/01/2028		3,281	2,449,375
Icebox Holdco III, Inc.

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.15%	12/22/2028		242	238,550

Second Lien Term Loan (3 mo. Term SOFR + 6.75%)	12.40%	12/21/2029		593	536,307

Infra Group (Belgium), Term Loan (3 mo. EURIBOR + 4.00%)	8.09%	09/26/2030	EUR	310	335,542

Interior Logic Group, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.95%	04/01/2028		2,163	1,811,569

Janus International Group LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.76%	08/03/2030		465	465,409

LBM Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	12/17/2027		1	1,283

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.20%	02/16/2029		4,002	3,539,641

Mayfair Mall LLC, Term Loan (1 mo. Term SOFR + 3.36%)(e)	8.68%	04/20/2024		846	773,752

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.99%	04/29/2029		1,109	1,088,535

Quikrete Holdings, Inc., First Lien Term Loan (1 mo. Term SOFR + 2.63%)	8.09%	02/01/2027		61	61,004

					11,746,025

Business Equipment & Services–19.14%

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Incremental Term Loan (1 mo. Term SOFR + 4.75%)	10.10%	05/11/2028		1,093	1,082,743

Camelot Finance L.P., Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	10/30/2026		36	35,920

Checkout Holding Corp., Term Loan (3 mo. Term SOFR + 9.50%)	14.87%	05/10/2027		212	120,056

Cimpress USA, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.96%	05/17/2028		1,280	1,267,671

Citrix Systems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.99%	03/30/2029		1,222	1,173,787

Constant Contact, Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	13.41%	02/15/2029		1,012	845,243

Corporation Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	11/02/2029		1,320	1,321,560

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.70%	08/08/2026		106	102,091
CV Intermediate Holdco Corp. (Class Valuation)

Delayed Draw Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	11.78%	03/31/2026		11,474	10,911,358

First Lien Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	11.78%	03/31/2026		7,719	7,340,744

Revolver Loan(d)(e)(f)	0.00%	03/31/2026		618	587,805

Revolver Loan (3 mo. Term SOFR + 6.40%)(d)(e)	11.78%	03/31/2026		559	531,824
D&H United Fueling Solutions

Delayed Draw Term Loan(e)(f)	0.00%	09/30/2028		1,417	1,374,238

Term Loan (3 mo. Term SOFR + 6.15%)(d)(e)	11.54%	09/30/2028		3,140	3,046,228

Dakota Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.14%	04/09/2027		1,251	1,228,933
Dun & Bradstreet Corp. (The)

Revolver Loan (1 mo. Term SOFR + 3.00%)(e)	8.63%	09/11/2025		252	250,813

Revolver Loan(e)(f)	0.00%	09/11/2025		3,324	3,302,374

Term Loan B (1 mo. Term SOFR + 3.00%)	8.19%	02/06/2026		1,327	1,328,723

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Esquire Deposition Solutions LLC

Delayed Draw Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	12.07%	12/28/2027		$ 4,565	$ 4,478,081

Delayed Draw Term Loan(d)(e)(f)	0.00%	12/28/2027		1,538	1,508,447

Revolver Loan(d)(e)(f)	0.00%	12/30/2027		1,279	1,254,839

Term Loan B (3 mo. Term SOFR + 6.65%)(d)(e)	12.05%	12/30/2027		11,447	11,229,640
Garda World Security Corp. (Canada)

Term Loan (1 mo. Term SOFR + 4.25%)	9.65%	02/01/2029		2,442	2,438,299

Term Loan B-2 (1 mo. Term SOFR + 4.25%)	9.75%	10/30/2026		1,799	1,799,190

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	05/12/2028		1,028	1,016,073

I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	02/16/2028		1,497	1,487,053

Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. Term SOFR + 4.50%)	10.18%	10/28/2027		1	177

KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (3 mo. EURIBOR + 5.75%)	9.72%	09/30/2029	EUR	1,658	1,702,706
Lamark Media Group LLC

Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%)(d)(e)	11.24%	10/14/2027		1,618	1,611,264

Revolver Loan(d)(e)(f)	0.00%	10/14/2027		598	595,261

Revolver Loan (3 mo. Term SOFR + 5.85%)(d)(e)	11.27%	10/14/2027		489	487,032

Term Loan (3 mo. Term SOFR + 5.85%)(d)(e)	11.24%	10/14/2027		7,473	7,443,471

Term Loan (3 mo. Term SOFR + 6.60%)(d)(e)	11.99%	10/14/2027		2,476	2,525,305

Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.14%	08/08/2028		613	614,781

Monitronics International, Inc., Term Loan (3 mo. Term SOFR + 7.50%)	13.14%	06/30/2028		7,989	8,015,163
NAS LLC (d.b.a. Nationwide Marketing Group)

First Lien Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	12.04%	06/03/2024		3,344	3,327,715

Revolver Loan (3 mo. Term SOFR + 6.65%)(d)(e)	12.04%	06/03/2024		172	171,532

Revolver Loan(d)(e)(f)	0.00%	06/03/2024		690	686,128

Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	12.04%	06/03/2024		8,235	8,193,434

Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	12.04%	06/03/2024		1,564	1,556,526

OCM System One Buyer CTB LLC, Term Loan (3 mo. Term SOFR + 4.00%)(e)	9.54%	03/02/2028		222	221,885

Orchid Merger Sub II LLC, Term Loan (1 mo. Term SOFR + 4.75%)	10.29%	07/27/2027		2,964	1,778,576

Prime Security Services Borrower LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.83%	10/13/2030		1,294	1,295,740

Prometric Holdings, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	10.71%	01/31/2028		969	960,531

Protect America, Revolver Loan(e)(g)	-	09/01/2024		753	700,383

Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	02/24/2030		850	848,172

Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.75%)	9.10%	08/28/2028		1,843	1,768,978

Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.69%	07/14/2028		905	844,467

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	10.44%	06/05/2028	GBP	409	486,218

Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.66%	03/04/2028		9,850	8,587,456

Tempo Acquisition LLC, Term Loan (1 mo. Term SOFR + 2.75%)	8.10%	08/31/2028		160	160,715

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 4.75%)(e)	13.25%	03/20/2027		870	717,382

WorldPay, Term Loan B(g)	-	09/20/2030		3,368	3,368,386

					119,733,117

Cable & Satellite Television–4.18%
Altice Financing S.A. (Alt-Intl) (Luxembourg)

Term Loan (3 mo. EURIBOR + 5.00%)	8.93%	10/31/2027	EUR	319	332,679

Term Loan (3 mo. Term SOFR + 5.00%)	10.39%	10/31/2027		293	280,766

Atlantic Broadband Finance LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.60%	09/18/2030		1,409	1,360,274

CSC Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	01/15/2028		6	5,582
Lightning Finco Ltd. (LiveU) (United Kingdom)

Term Loan B (6 mo. EURIBOR + 5.50%)(d)(e)	9.35%	09/01/2028	EUR	1,775	1,901,702

Term Loan B-1 (3 mo. Term SOFR + 5.76%)(d)(e)	10.92%	08/31/2028		17,301	16,850,716
Numericable-SFR S.A. (France)

Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.64%	08/14/2026		1,817	1,698,114

Term Loan B-12 (1 mo. Term SOFR + 3.69%)	9.34%	01/31/2026		1,324	1,245,087

Telenet - LG, Term Loan AR (1 mo. Term SOFR + 2.00%)	7.44%	04/30/2028		206	202,744

Virgin Media 02 - LG (United Kingdom), Term Loan Y (1 mo. Term SOFR + 3.25%)	8.79%	03/06/2031		2,327	2,298,489

					26,176,153

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–11.82%
AkzoNobel Chemicals

Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.42%	03/03/2028		$ 979	$ 973,701

Term Loan (1 mo. Term SOFR + 4.00%)	9.47%	04/03/2028		245	243,369

Aruba Investments, Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.75%)	13.20%	11/24/2028		1,024	956,795

Arxada (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.90%	07/03/2028	EUR	350	339,571

Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	10.32%	08/27/2026		4,572	4,264,227
BES (Discovery Purchaser Corp.)

First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.77%	10/03/2029		2,242	2,145,974

Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.41%	08/03/2030		663	605,612

Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	12/01/2027		2,024	2,018,607

Chemours Co. (The), Term Loan B (1 mo. Term SOFR + 3.50%)	8.85%	08/10/2028		3,369	3,341,788

Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.25%)	9.70%	10/15/2028		1,872	1,857,194

Cyanco Intermediate 2 Corp., Term Loan B (1 mo. Term SOFR + 4.75%)	10.10%	07/07/2028		659	658,571

Derby Buyer LLC (Delrin), Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	11/01/2030		1,200	1,199,475

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. Term SOFR + 5.25%)	10.90%	11/01/2028		3,041	2,860,078
Flint Group (ColourOz Inv) (Germany)

Second Lien Term Loan B-2 (3 mo. USD LIBOR + 4.25%)(e)	9.91%	09/21/2024		39	11,656

Term Loan (3 mo. Term SOFR + 8.26%)	13.67%	06/30/2026		4	4,415

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	9.54%	05/28/2029		210	204,309
Hasa Intermediate Holdings LLC

Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029		1,505	1,473,584

Revolver Loan (1 mo. Term SOFR + 5.75%)(d)(e)	11.13%	01/10/2029		174	170,029

Revolver Loan(d)(e)(f)	0.00%	01/10/2029		1,274	1,246,879

Term Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.16%	01/10/2029		13,565	13,280,537

ICP Group Holdings LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.40%	12/29/2027		917	700,280

INEOS Enterprises Holdings US Finco LLC (United Kingdom), Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	9.24%	07/08/2030		2,005	1,982,637
Ineos Quattro Holdings UK Ltd.

Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	04/03/2029		515	502,111

Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	03/14/2030		739	716,760
Ineos US Finance LLC

Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	11/08/2027		981	981,695

Term Loan (1 mo. Term SOFR + 3.50%)	8.95%	02/18/2030		1,493	1,482,040

Momentive Performance Materials USA, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	03/22/2028		1,636	1,571,242

Nobian Finance B.V. (NOHOLB), Term Loan (3 mo. EURIBOR + 3.15%)	7.22%	07/01/2026	EUR	590	626,669

Oxea Corp., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	9.01%	10/14/2024		745	724,532

Potters Industries LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.49%	12/14/2027		707	708,356

Proampac PG Borrower LLC, Term Loan B (1 mo. Term SOFR + 4.50%)	9.89%	09/15/2028		3,298	3,281,646
Trinseo Materials Operating S.C.A.

Incremental Term Loan (1 mo. Term SOFR + 2.61%)	7.96%	05/03/2028		3,164	2,407,168

Term Loan A(e)(g)	-	05/03/2028		387	402,155

Term Loan B(g)	-	05/03/2028		2,849	2,996,442

Tronox Finance LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	08/16/2028		990	988,234

Univar, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.82%	08/01/2030		1,211	1,215,628
V Global Holdings LLC (aka Vertellus)

Revolver Loan(d)(e)(f)	0.00%	12/22/2025		788	758,364

Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)(e)	11.19%	12/22/2025		804	774,500

Term Loan(d)(e)(g)	-	12/22/2027		12,722	12,251,015

W.R. Grace & Co., Term Loan B (3 mo. Term SOFR + 3.75%)	9.40%	09/22/2028		1,065	1,063,153

					73,990,998

Clothing & Textiles–0.53%
ABG Intermediate Holdings 2 LLC

Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	11.45%	12/20/2029		318	321,001

Term Loan B-4 (1 mo. Term SOFR + 4.00%)	9.45%	12/21/2028		2,895	2,909,261

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.25%)	8.89%	04/28/2028		93	92,694

					3,322,956

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Conglomerates–0.18%

CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.50%)	7.46%	03/16/2029	EUR	446	$ 477,463
Safe Fleet Holdings LLC

First Lien Incremental Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.44%	02/23/2029		$ 326	329,178

Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.20%	02/02/2026		322	312,528

					1,119,169

Containers & Glass Products–7.01%

Berlin Packaging LLC, Term Loan B-5 (3 mo. Term SOFR + 3.75%)	9.40%	03/11/2028		848	840,663

Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.54%	12/14/2028		1,150	1,019,888

Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. Term SOFR + 5.50%)	10.83%	05/31/2026		3,302	3,170,274
Keg Logistics LLC

Revolver Loan(d)(e)(f)	0.00%	11/23/2027		603	574,915

Revolver Loan (3 mo. Term SOFR + 6.15%)(d)(e)	11.56%	11/23/2027		1,663	1,584,522

Term Loan A (1 mo. USD LIBOR + 6.00%)(d)(e)	11.53%	11/16/2027		25,661	24,454,795
Keter Group B.V. (Netherlands)

Term Loan (3 mo. EURIBOR + 8.00%)(e)	11.97%	12/31/2024	EUR	102	109,397

Term Loan B-1 (3 mo. EURIBOR + 4.25%)	8.22%	03/31/2025	EUR	2,409	2,381,656

Term Loan B-3-A (3 mo. EURIBOR + 4.25%)	8.20%	03/31/2025	EUR	747	738,295

LABL, Inc. (Multi-Color), Term Loan (1 mo. Term SOFR + 5.00%)	10.45%	10/29/2028		645	611,111

Libbey Glass, Inc., Term Loan B (1 mo. Term SOFR + 6.60%)	11.94%	11/22/2027		3,546	3,392,695

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. Term SOFR + 4.30%)	9.85%	07/07/2028		726	686,177

Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	9.40%	10/04/2028		2,123	1,648,998

Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.63%	07/12/2029		2,648	2,650,892

					43,864,278

Cosmetics & Toiletries–1.13%
Bausch and Lomb, Inc.

Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	09/14/2028		1,339	1,315,066

Term Loan (1 mo. Term SOFR + 3.25%)	8.76%	05/10/2027		4,472	4,344,098

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.95%	06/29/2028	EUR	1,360	1,429,171

					7,088,335

Drugs–0.00%

Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	7.34%	11/15/2027		19	18,631

Ecological Services & Equipment–1.26%

Anticimex Global AB (Sweden), Term Loan B-2 (e)(g)	-	11/16/2028		478	475,913

EnergySolutions, LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.38%	09/18/2030		2,286	2,284,625

GFL Environmental, Inc. (Canada), Term Loan A (1 mo. Term SOFR + 2.50%)	7.91%	05/31/2027		87	87,781
Groundworks LLC

Delayed Draw Term Loan (1 mo. Term SOFR + 6.50%)(e)	11.90%	03/14/2030		128	124,396

Delayed Draw Term Loan(e)(f)	0.00%	03/14/2030		195	189,793

Revolver Loan(e)(f)	0.00%	03/14/2029		146	142,167

Term Loan B (3 mo. Term SOFR + 6.50%)(e)	11.90%	03/14/2030		2,624	2,558,278

OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.86%	12/31/2025	EUR	325	324,364

Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	03/20/2025		791	752,702

TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.76%)	14.14%	11/02/2028		1,401	936,127

					7,876,146

Electronics & Electrical–6.73%

Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		393	380,884

AppLovin Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.45%	10/25/2028		61	61,099

Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.85%	10/02/2025	EUR	35	38,249

Digi International, Inc., Term Loan (1 mo. Term SOFR + 5.00%)	10.46%	11/01/2028		1,336	1,340,892

E2Open LLC, Term Loan (1 mo. Term SOFR + 3.50%)	8.96%	02/04/2028		1,255	1,251,601

Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.89%	07/06/2029		315	315,449

Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.00%)	7.85%	11/09/2029		139	139,785

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (3 mo. Term SOFR + 4.75%)	10.28%	08/31/2027		7,107	4,726,454

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)

Idemia (Oberthur Tech/Morpho/OBETEC) (France), Term Loan B (1 mo. Term SOFR + 4.75%)	10.14%	09/30/2028		$ 392	$ 393,527

Imperva, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.01%)	13.38%	01/11/2027		1,649	1,658,016

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.93%	10/17/2028	EUR	868	933,435
Infinite Electronics

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)	12.64%	03/02/2029		441	382,969

Term Loan B (3 mo. Term SOFR + 3.25%)	9.39%	03/02/2028		1,052	1,003,099

Informatica Corp., Term Loan (1 mo. Term SOFR + 2.75%)	8.21%	10/27/2028		480	480,143
Learning Pool (Brook Bidco Ltd.) (United Kingdom)

Term Loan (3 mo. SONIA + 6.87%)(e)	12.06%	08/17/2028	GBP	670	828,684

Term Loan 2 (3 mo. Term SOFR + 6.93%)(e)	12.32%	08/17/2028		888	858,852

Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.39%	08/13/2028		2,990	2,188,703

McAfee Enterprise, Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.89%	07/27/2029		1,066	379,662

Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.25%)	11.70%	04/29/2026		3,723	3,229,776

Native Instruments (Music Creation Group GMBH/APTUS) (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(e)	9.80%	03/03/2028	EUR	1,541	1,604,819

Open Text Corp. (Canada), Term Loan B (1 mo. Term SOFR + 2.75%)	8.20%	01/31/2030		2,742	2,749,486

Project Accelerate Parent LLC, First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.89%	01/02/2025		205	204,827

Proofpoint, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	08/31/2028		2,130	2,118,735

Quest Software US Holdings, Inc., Term Loan B (3 mo. Term SOFR + 4.25%)	9.55%	02/01/2029		4,728	3,477,119

RealPage, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.46%	04/24/2028		926	904,121
Sandvine Corp.

First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.96%	10/31/2025		297	236,381

Second Lien Term Loan (1 mo. Term SOFR + 8.00%)(e)	13.45%	11/02/2026		289	214,175

Severin Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.63%	08/01/2027		263	263,689
SonicWall U.S. Holdings, Inc.

Second Lien Term Loan (1 mo. Term SOFR + 7.50%)	13.04%	05/18/2026		353	324,163

Term Loan B (1 mo. Term SOFR + 5.00%)	10.39%	05/16/2028		2,192	2,125,097
Ultimate Software Group, Inc.

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.23%	05/04/2026		1,589	1,594,508

Second Lien Incremental Term Loan (3 mo. Term SOFR + 5.25%)	10.76%	05/03/2027		294	294,802
Utimaco (Germany)

Term Loan B-1 (3 mo. EURIBOR + 6.00%)(e)	10.28%	05/31/2029	EUR	3,539	3,578,858

Term Loan B-2 (3 mo. Term SOFR + 6.51%)(e)	11.99%	05/31/2029		1,986	1,843,316

					42,125,375

Financial Intermediaries–0.74%

Edelman Financial Center LLC (The), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	07/20/2026		193	192,013

LendingTree, Inc., First Lien Delayed Draw Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	09/15/2028		2,923	2,596,246

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.37%	02/18/2027		1,417	1,342,935

Virtue (Vistra+Tricor/Thevelia LLC), First Lien Term Loan B (1 mo. Term SOFR + 4.75%)	10.29%	06/18/2029		497	498,975

					4,630,169

Food Products–6.93%

Alphia, Term Loan B (1 mo. Term SOFR + 5.00%)	10.39%	09/23/2030		2,485	2,345,544

Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.35%	12/18/2026		1,539	1,537,675

Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	8.14%	02/15/2027	EUR	4,486	4,218,281
BrightPet (AMCP Pet Holdings, Inc.)

Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(d)(e)	12.54%	10/05/2026		3,915	3,805,323

Revolver Loan (3 mo. USD LIBOR + 6.25%)(d)(e)	12.53%	10/05/2026		616	598,348

Revolver Loan(d)(e)(f)	0.00%	10/05/2026		308	299,749

Term Loan (3 mo. Term SOFR + 7.00%)(d)(e)	12.54%	10/05/2026		3,839	3,731,733
Florida Food Products LLC

First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.35%	10/18/2028		805	691,972

First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.46%	10/18/2028		5,622	4,853,760

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(e)	13.46%	10/08/2029		1,133	877,881
H-Food Holdings LLC

Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		1,424	1,185,227

Term Loan (1 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		21	16,336

Nomad Foods Ltd. (United Kingdom), Term Loan B-4 (1 mo. Term SOFR + 3.00%)	8.47%	11/13/2029		598	598,979

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)

Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	13.21%	09/22/2028		$ 142	$ 138,819

Sigma Bidco (Netherlands), Term Loan B (1 mo. Term SOFR + 4.75%)	8.21%	01/02/2028		4,094	3,984,449

Teasdale Foods, Inc., Term Loan (6 mo. Term SOFR + 6.50%)(d)(e)	11.84%	12/18/2025		14,831	13,585,288

Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	8.14%	09/29/2028	EUR	854	872,758

					43,342,122

Food Service–0.69%

Areas (Telfer Inv/Financiere Pax), Term Loan B (6 mo. EURIBOR + 4.75%)	8.49%	07/01/2026	EUR	2,172	2,287,670
Euro Garages (Netherlands)

Term Loan B (1 mo. Term SOFR + 4.00%)	9.42%	02/07/2025		289	288,861

Term Loan B (1 mo. Term SOFR + 4.25%)	9.56%	03/31/2026		322	321,310

New Red Finance, Inc., Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.60%	09/23/2030		1,414	1,410,633

					4,308,474

Forest Products–0.27%

NewLife Forest Restoration LLC, Term Loan (e)(g)	-	01/31/2024		1,675	1,675,346

Health Care–11.22%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)

Incremental Term Loan B (1 mo. Term SOFR + 5.25%)(e)	9.91%	06/08/2028		1,161	1,091,084

Term Loan B (1 mo. SONIA + 4.75%)	9.94%	06/08/2028	GBP	516	624,965
Affinity Dental Management, Inc.

Delayed Draw Term Loan(e)(f)	0.00%	08/04/2028		4,864	4,665,165

Revolver Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.12%	08/04/2028		648	622,022

Revolver Loan(d)(e)(f)	0.00%	08/04/2028		973	933,033

Term Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.12%	08/04/2028		10,756	10,314,679

Bracket Intermediate Holding Corp. (Signant), Term Loan (1 mo. Term SOFR + 5.00%)	10.49%	05/03/2028		1,161	1,161,691

Cerba (Chrome Bidco) (France), Term Loan C (3 mo. EURIBOR + 4.00%)	7.85%	02/14/2029	EUR	472	469,533

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	7.95%	02/22/2029	EUR	593	644,332

Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	649	732,483
Global Medical Response, Inc.

Term Loan (3 mo. Term SOFR + 4.25%)	9.89%	03/14/2025		588	445,029

Term Loan (3 mo. Term SOFR + 4.25%)	9.93%	10/02/2025		1,728	1,311,426

International SOS L.P., Term Loan B (3 mo. Term SOFR + 3.75%)(e)	9.40%	09/07/2028		1,012	1,011,711
MB2 Dental Solutions LLC

Delayed Draw Term Loan (1 mo. Term SOFR + 6.10%)(d)(e)	11.45%	01/29/2027		2,885	2,856,228

Delayed Draw Term Loan (1 mo. Term SOFR + 6.10%)(d)(e)	11.45%	01/29/2027		8,627	8,540,847

Term Loan (1 mo. Term SOFR + 6.10%)(d)(e)	11.45%	01/29/2027		8,022	7,941,728

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.21%	12/17/2029		774	460,891
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)

Term Loan B (3 mo. EURIBOR + 3.75%)	7.70%	12/15/2027	EUR	232	250,455

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.70%	12/15/2027	EUR	134	144,673

Prime Time Healthcare, Term Loan A (3 mo. Term SOFR + 6.15%)(d)	11.52%	09/19/2028		4,571	4,575,275
SDB Holdco LLC (Specialty Dental Brands)

Delayed Draw Term Loan (1 mo. Term SOFR + 7.00%)(d)(e)	14.42%	03/17/2027		3,801	3,321,888

Term Loan (1 mo. Term SOFR + 7.00%)(d)(e)	14.41%	03/09/2027		17,979	15,713,625

Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health) (Switzerland), Term Loan (3 mo. Term SOFR + 3.75%)	8.99%	10/01/2026		586	588,498

TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 4.00%)	9.46%	03/31/2028		893	894,044
Women’s Care Holdings, Inc. LLC

First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.05%	01/15/2028		580	517,959

Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.63%	01/15/2029		402	349,761

					70,183,025

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Home Furnishings–4.70%
A-1 Garage Door Services

Delayed Draw Term Loan (3 mo. Term SOFR + 6.50%)(d)(e)	11.99%	12/22/2028		$ 2,273	$ 2,227,230

Delayed Draw Term Loan(d)(e)(f)	0.00%	12/22/2028		790	773,943

Revolver Loan(e)(f)	0.00%	12/22/2028		1,119	1,096,082

Term Loan B (3 mo. Term SOFR + 6.50%)(d)(e)	11.99%	12/22/2028		6,827	6,690,346
Hilding Anders AB (Sweden)

Term Loan (6 mo. EURIBOR + 5.00%)	9.11%	02/28/2026	EUR	301	98,415

Term Loan (6 mo. EURIBOR + 10.00%)(e)	13.97%	12/31/2026	EUR	23	24,312

Term Loan (3 mo. EURIBOR + 10.00%)(e)	13.97%	12/31/2026	EUR	29	31,255

Term Loan (6 mo. EURIBOR + 0.00%)(e)	3.97%	02/26/2027	EUR	287	0

Homeserve USA Holding Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	10/21/2030		1,523	1,526,486
Hunter Douglas Holding B.V.

Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.88%	02/26/2029		4,879	4,729,702

Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.96%	02/26/2029	EUR	620	661,380

Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.95%	09/25/2028		3,828	3,808,775

Serta Simmons Bedding LLC, Term Loan (1 mo. Term SOFR + 7.50%)	12.82%	06/29/2028		2,537	2,479,465

SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.46%	10/06/2028		2,297	1,970,051

TGP Holdings III LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	06/29/2028		465	399,388

VC GB Holdings, Inc., Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.40%	07/01/2029		779	735,248
Weber-Stephen Products LLC

Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.70%	10/30/2027		601	518,998

Term Loan B (1 mo. Term SOFR + 3.25%)	8.71%	10/30/2027		1,892	1,629,872

					29,400,948

Industrial Equipment–7.23%

Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	07/26/2030		1,417	1,420,355

Chart Industries, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.67%	03/20/2030		2,063	2,062,155

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.90%	06/08/2029		2,226	1,951,638

DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.75%)(e)	10.29%	10/11/2030		1,843	1,845,292
EIS Legacy LLC

Delayed Draw Term Loan(d)(e)(f)	0.00%	11/01/2027		1,396	1,368,181

Revolver Loan(d)(e)(f)	0.00%	11/01/2027		784	768,286

Term Loan A (1 mo. Term SOFR + 5.75%)(d)(e)	10.89%	11/01/2027		6,981	6,840,905

EMRLD Borrower L.P. (Copeland), Term Loan B (1 mo. Term SOFR + 3.00%)	8.35%	05/05/2030		2,570	2,574,876
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)

Revolver Loan(e)(f)	0.00%	06/04/2026		1,293	1,196,472

Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	8.69%	06/04/2026		1,186	1,097,401

Term Loan B (3 mo. Term SOFR + 5.00%)	10.66%	12/04/2026		1,649	1,614,968

Term Loan B-2 (3 mo. Term SOFR + 4.50%)	10.15%	12/04/2026		554	542,466

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	8.02%	12/04/2026	EUR	335	359,712

Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.75%)	8.21%	07/31/2028		177	176,978

MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		1,632	1,633,035
Robertshaw US Holding Corp.

First Lien Term Loan (3 mo. Term SOFR + 3.24%)(e)	8.63%	02/28/2027		2,294	2,317,108

Revolver Loan(e)(f)	0.00%	06/24/2027		1,623	1,623,194

Second Lien Term Loan (3 mo. Term SOFR + 7.24%)	12.63%	02/28/2027		6,151	5,058,952

Third Lien Term Loan (3 mo. Term SOFR + 5.60%)(e)	10.99%	02/28/2027		1,379	896,609
Tank Holding Corp.

Revolver Loan (1 mo. Term SOFR + 5.85%)(e)	11.13%	03/31/2028		50	48,447

Revolver Loan(e)(f)	0.00%	03/31/2028		374	362,706

Term Loan (1 mo. Term SOFR + 6.00%)	11.20%	03/31/2028		6,284	6,032,420

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. Term SOFR + 3.50%)	9.38%	07/30/2027		669	669,147
Victory Buyer LLC (Vantage Elevator)

Second Lien Term Loan (3 mo. Term SOFR + 7.00%)(e)	12.64%	11/19/2029		315	272,013

Term Loan B (1 mo. Term SOFR + 3.75%)	9.39%	11/15/2028		2,636	2,495,032

					45,228,348

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Insurance–1.31%
Acrisure LLC

First Lien Term Loan (1 mo. Term SOFR + 3.50%)	9.15%	02/15/2027		$ 1,503	$ 1,494,288

First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.90%	02/15/2027		1,418	1,418,822

First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.89%	11/06/2030		2,290	2,291,629

Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.10%	02/24/2028		368	368,992
USI, Inc.

Term Loan	-	11/22/2029		1,172	1,172,844

Term Loan B (1 mo. Term SOFR + 3.31%)	8.64%	09/14/2030		458	458,031

Term Loan B (1 mo. Term SOFR + 3.25%)	8.64%	09/14/2030		999	999,167

					8,203,773

Leisure Goods, Activities & Movies–5.39%
Carnival Corp.

Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	10/18/2028		6,904	6,880,992

Term Loan (1 mo. Term SOFR + 3.00%)	8.32%	08/08/2027		470	468,570

Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 8.50%)	7.38%	07/31/2028		3,691	3,773,311

Fitness International LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.70%	04/18/2025		1,655	1,650,310

Nord Anglia Education, Term Loan B (1 mo. Term SOFR + 4.00%)	9.39%	01/31/2028		1,467	1,473,683

OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. Term SOFR + 5.00%)(e)	10.51%	05/20/2029		1,624	1,625,898
Royal Caribbean Cruises Ltd.

Revolver Loan(e)(f)	0.00%	04/05/2024		4,153	3,841,383

Revolver Loan(e)(g)	-	04/12/2024		239	229,907

Revolver Loan(e)(f)	0.00%	04/12/2024		859	824,401

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.72%	02/27/2027	EUR	1,000	868,662

Six Flags Theme Parks, Inc., Term Loan B (1 mo. Term SOFR + 1.75%)	7.20%	04/17/2026		111	110,879
USF S&H Holdco LLC

Term Loan A (3 mo. Term SOFR + 8.00%)(d)(e)	8.00%	06/30/2025		741	740,626

Term Loan A(d)(e)(f)	0.00%	06/30/2025		886	885,934

Term Loan B (3 mo. Term SOFR + 4.90%)(d)(e)	10.29%	06/30/2025		9,291	9,291,462
Vue International Bidco PLC (United Kingdom)

Term Loan (6 mo. EURIBOR + 8.00%)	12.13%	06/30/2027	EUR	344	366,591

Term Loan (6 mo. EURIBOR + 8.50%)	12.63%	12/31/2027	EUR	1,832	668,020

					33,700,629

Lodging & Casinos–3.34%
Aimbridge Acquisition Co., Inc.

First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	02/02/2026		2,230	2,087,654

First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.21%	02/02/2026		1,944	1,823,619

Bally’s Corp., Term Loan B (3 mo. Term SOFR + 3.25%)	8.93%	10/02/2028		369	341,188

Caesars Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.70%	02/06/2030		3,083	3,089,988

Flutter Financing B.V. (Stars Group), Incremental Term Loan B (1 mo. Term SOFR + 3.25%)	8.90%	07/04/2028		2,189	2,194,883

Four Seasons Holdings, Inc. (Canada), Term Loan B (1 mo. Term SOFR + 2.50%)	7.95%	11/30/2029		444	445,330

GVC Finance LLC, Incremental Term Loan (6 mo. Term SOFR + 3.50%)	8.99%	10/31/2029		3,200	3,209,214

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. Term SOFR + 3.00%)	8.21%	08/02/2028		1,797	1,798,029
HotelBeds (United Kingdom)

Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.51%	09/12/2028	EUR	2,860	3,097,840

Term Loan C (6 mo. EURIBOR + 4.50%)	8.01%	09/30/2027	EUR	1,879	2,030,014

Stars Group (US) Co-Borrower, LLC, Term Loan B(g)	-	11/18/2030		118	117,387

Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.49%	12/14/2029		680	680,999

					20,916,145

Nonferrous Metals & Minerals–1.16%
American Rock Salt Co. LLC

First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.46%	06/09/2028		1,521	1,399,352

Second Lien Term Loan (1 mo. Term SOFR + 7.25%)(e)	12.71%	06/11/2029		101	88,092

AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.10%	05/13/2029		2,184	2,192,015

Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.00%)	9.68%	07/31/2026		2,809	2,795,102

Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.00%)	14.49%	10/22/2025		1,056	799,148

					7,273,709

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Oil & Gas–2.79%

Brazos Delaware II LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/01/2030		$ 856	$ 857,206

GIP Pilot Acquisition Partners, L.P. (Global Infrastructure), Term Loan (1 mo. Term SOFR + 3.00%)	8.39%	10/04/2030		1,142	1,141,990

Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	12.63%	08/25/2026		2,464	2,478,168

ITT Holdings LLC (IMTT), Incremental Term Loan(g)	-	10/11/2030		1,826	1,827,479
McDermott International Ltd.

LOC(f)	0.00%	06/30/2024		3,645	2,596,708

LOC (3 mo. Term SOFR + 4.26%)(e)	4.50%	06/30/2024		1,325	596,451

LOC(f)	0.00%	12/31/2026		933	806,997

LOC (3 mo. Term SOFR + 5.01%)(e)	10.41%	12/31/2026		294	242,693

PIK Second Lien Term Loan, 3.00% PIK Rate, 6.46% Cash Rate(h)	3.00%	06/30/2025		877	408,500

Term Loan (1 mo. Term SOFR + 3.00%)(e)	8.46%	06/30/2024		160	115,611

Term Loan (3 mo. Term SOFR + 7.76%)(e)	13.16%	12/31/2026		883	869,942

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. Term SOFR + 4.25%)	9.74%	02/14/2030		1,856	1,856,502
Petroleum GEO-Services ASA (Norway)

Term Loan (3 mo. Term SOFR + 6.75%)	12.14%	03/18/2024		808	813,760

Term Loan (1 mo. USD LIBOR + 7.00%)	12.65%	03/19/2024		565	566,508

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. Term SOFR + 8.00%)	13.46%	08/27/2026		2,257	2,255,596

					17,434,111

Publishing–3.32%

Cengage Learning, Inc., Term Loan B (3 mo. Term SOFR + 4.75%)	10.41%	06/29/2026		4,393	4,395,872

Century DE Buyer LLC (Simon & Schuster), Term Loan B (1 mo. Term SOFR + 4.00%)	9.39%	09/30/2030		1,241	1,241,932

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(e)	9.42%	12/01/2028		4,363	4,319,555
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)

First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.70%	04/09/2029		3,203	3,110,792

Second Lien Term Loan B (1 mo. Term SOFR + 8.00%)	13.85%	04/08/2030		2,056	1,859,084

McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.21%	07/28/2028		3,177	3,128,585

Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.60%	05/03/2028		2,828	2,743,542

					20,799,362

Radio & Television–0.34%

Diamond Sports Holdings LLC, Second Lien Term Loan (i)(j)	0.00%	08/24/2026		2,121	52,150
iHeartCommunications, Inc.

Second Lien Incremental Term Loan (1 mo. Term SOFR + 3.25%)	8.71%	05/01/2026		65	54,489

Term Loan (1 mo. Term SOFR + 3.00%)	8.46%	05/01/2026		1,830	1,538,745

Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.00%)	8.46%	04/01/2028		585	455,795

					2,101,179

Retailers (except Food & Drug)–3.04%
Action Holding B.V. (Netherlands)

Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.72%	09/29/2028	EUR	293	319,565

Term Loan B-4(g)	-	10/19/2030		2,388	2,389,669

Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.40%	03/06/2028		5,405	5,368,734
Douglas (Kirk Beauty GmbH) (Germany)

Term Loan B-1 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	358	385,126

Term Loan B-2 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	206	221,783

Term Loan B-3 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	453	487,703

Term Loan B-4 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	632	680,200

Term Loan B-5 (6 mo. EURIBOR + 5.25%)	9.18%	04/08/2026	EUR	141	151,345

PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.20%	02/11/2028		7,732	7,625,415

Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.90%	04/26/2028		1,378	1,385,279

					19,014,819

Surface Transport–1.85%

First Student Bidco, Inc., Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.49%	07/21/2028		3,006	2,985,120

Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 6.50%)	10.45%	02/26/2027	EUR	3,127	2,304,125

Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.43%	12/22/2028		455	438,199

Odyssey Logistics & Technology Corp., Term Loan B (1 mo. Term SOFR + 4.50%)	9.85%	10/12/2027		950	924,437

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Surface Transport–(continued)

PODS LLC, Incremental Term Loan B (1 mo. Term SOFR + 4.00%)(e)	9.46%	04/01/2028	$3,667	$ 3,557,112

STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)(e)	11.54%	03/24/2028	1,585	1,355,430

				11,564,423

Telecommunications–3.29%
Avaya, Inc., Term Loan (1 mo. Term SOFR + 8.50%)

(Acquired 02/17/2021-10/31/2023; Cost $2,721,205)(k)	13.85%	05/15/2029	697	618,714

Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.69%	11/30/2027	1	154

CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.71%	03/15/2027	2,621	1,587,573

Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.70%	11/22/2028	35	34,227
Crown Subsea Communications Holding, Inc.

Incremental Term Loan (1 mo. Term SOFR + 5.25%)	10.68%	04/27/2027	1,143	1,150,278

Term Loan (1 mo. Term SOFR + 4.75%)	10.43%	04/27/2027	1,907	1,921,259

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B(g)	-	02/01/2029	516	515,685

Iridium Satellite LLC, Term Loan (1 mo. Term SOFR + 2.50%)	7.85%	09/15/2030	167	167,442
MLN US HoldCo LLC (dba Mitel)

First Lien Term Loan (3 mo. Term SOFR + 4.50%)	10.01%	11/30/2025	45	6,200

Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.20%	11/01/2027	6,800	1,325,993

Term Loan (3 mo. Term SOFR + 6.54%)	11.94%	11/01/2027	2,796	1,677,390

Third Lien Term Loan (3 mo. Term SOFR + 9.35%)(e)	14.75%	11/01/2027	2,583	322,870

Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 2.75%)	8.40%	12/07/2026	3,460	2,365,196
U.S. TelePacific Corp.

First Lien Term Loan (3 mo. Term SOFR + 1.16%)	6.57%	05/02/2026	1,698	662,886

Third Lien Term Loan(e)(g)	-	05/02/2027	167	0
ViaSat, Inc.

Term Loan (1 mo. Term SOFR + 3.75%)	9.85%	03/02/2029	1,844	1,783,441

Term Loan B (1 mo. Term SOFR + 4.50%)	9.94%	05/30/2030	2,201	2,124,450

Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(e)	9.37%	05/10/2029	1,519	1,518,319

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.70%	09/21/2027	2,994	2,820,340

				20,602,417

Utilities–2.54%
Covanta Energy Corp.

Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028	1,027	1,027,920

Term Loan C (1 mo. Term SOFR + 3.00%)	8.32%	11/30/2028	77	77,094

Generation Bridge LLC, Term Loan B (1 mo. Term SOFR + 4.25%)	9.60%	08/22/2029	1,323	1,328,935

Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.21%	11/09/2026	2,061	2,043,689

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.00%)	9.65%	08/14/2026	1,590	1,372,264
Lightstone Holdco LLC

Term Loan B (1 mo. Term SOFR + 5.75%)	11.13%	02/01/2027	4,958	4,675,231

Term Loan C (1 mo. Term SOFR + 5.75%)	11.13%	02/01/2027	281	265,538

Nautilus Power LLC, Term Loan (1 mo. Term SOFR + 5.25%)	10.90%	11/16/2026	1,979	1,553,760

Pike Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.85%	01/21/2028	423	423,790
Talen Energy Supply LLC

Term Loan B (1 mo. Term SOFR + 4.50%)	9.87%	05/27/2030	1,994	2,003,460

Term Loan C (1 mo. Term SOFR + 4.50%)	9.87%	05/27/2030	1,128	1,133,182

				15,904,863

Total Variable Rate Senior Loan Interests (Cost $883,648,412)				840,242,369

			Shares

Common Stocks & Other Equity Interests–10.00%(l)
Aerospace & Defense–0.00%

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(e)(k)			320	16

NAC Aviation 8 Ltd. (Ireland)(e)			57,567	0

				16

Automotive–0.01%

Cabonline (Sweden)			2,385,952	2

Cabonline (Sweden)			79,434,288	75,624

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Shares	Value
Automotive–(continued)

Cabonline (Sweden)	2,795,619	$ 3

		75,629

Building & Development–0.00%

Haya (Holdco2 PLC/Real Estate SAU) (Spain)(e)	551	0

Lake at Las Vegas Joint Venture LLC, Class A(e)	780	0

Lake at Las Vegas Joint Venture LLC, Class B(e)	9	0

		0

Business Equipment & Services–2.24%

Monitronics International, Inc.	153,659	3,226,839

My Alarm Center LLC, Class A(e)	44,397	10,753,004

		13,979,843

Containers & Glass Products–0.01%

Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $52,821)(k)	12,972	76,210

Electronics & Electrical–0.00%

Riverbed Technology, Inc. (Acquired 07/03/2023; Cost $7,759)(e)(k)	59,683	7,759

Financial Intermediaries–0.02%

RJO Holdings Corp.(e)	1,481	74,077

RJO Holdings Corp., Class A(e)	1,142	57,114

RJO Holdings Corp., Class B(e)	1,667	17

		131,208

Home Furnishings–0.17%

Serta Simmons Bedding LLC (Acquired 06/29/2023; Cost $14,067)(k)	90,756	1,081,494

Industrial Equipment–0.01%

North American Lifting Holdings, Inc.	44,777	83,957

Leisure Goods, Activities & Movies–2.30%

Crown Finance US, Inc.	170,299	3,235,767

Crown Finance US, Inc.	1,140	21,661

USF S&H Holdco LLC(d)(e)	9,844	11,096,416

Vue International Bidco PLC (United Kingdom)(e)	1,751,232	0

		14,353,844

Lodging & Casinos–0.05%

Caesars Entertainment, Inc.(m)	7,110	317,959

Oil & Gas–4.66%

HGIM Corp.	17,672	618,520

McDermott International Ltd.(m)	352,986	63,537

McDermott International Ltd.(e)	1,297,185	221,819

Patterson-UTI Energy, Inc.	31,592	369,942

QuarterNorth Energy Holding, Inc.(e)	128,436	21,712,106

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(e)	22,570	388,204

QuarterNorth Energy Holding, Inc., Wts., expiring 08/27/2029(e)	43,468	19,561

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(e)(k)	132,022	118,820

Seadrill Ltd. (Norway)(m)	113,390	5,032,248

Southcross Energy Partners L.P.(e)	64,960	0

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(k)	337,847	613,699

		29,158,456

Radio & Television–0.07%

iHeartMedia, Inc., Class A(m)	166,688	436,722

iHeartMedia, Inc., Class B(e)(m)	42	79

		436,801

Retailers (except Food & Drug)–0.05%

Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $626,636)(k)	390	144,625

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

			Shares	Value
Retailers (except Food & Drug)–(continued)

Toys R US, Inc.(e)			15	$ 36,297

Vivarte S.A.S. (France)(e)			233,415	112,910

				293,832

Surface Transport–0.30%

Commercial Barge Line Co.(e)			8,057	886,592

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030(e)			24,882	11,664

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(e)			55,418	34,636

Commercial Barge Line Co., Wts., expiring 04/27/2045(e)			8,470	932,039

				1,864,931

Telecommunications–0.03%

Avaya Holdings Corp. (Acquired 05/01/2023; Cost $362,310)(k)			24,154	177,133

Avaya, Inc. (Acquired 05/01/2023; Cost $65,715)(k)			4,381	32,128

				209,261

Utilities–0.08%

Vistra Operations Co. LLC, Rts., expiring 12/31/2046(e)			383,614	525,551

Total Common Stocks & Other Equity Interests (Cost $66,737,172)				62,596,751

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.11%
Aerospace & Defense–0.35%

Rand Parent LLC (n)	8.50%	02/15/2030	$2,284	2,160,579

Air Transport–0.12%

American Airlines, Inc. (n)	8.50%	05/15/2029	641	661,619

Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $124,796)(e)(k)	5.75%	07/15/2025	125	120,628

				782,247

Building & Development–0.59%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (n)	5.75%	05/15/2026	1,287	1,221,834

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	1,918	1,683,572

Signal Parent, Inc.(n)	6.13%	04/01/2029	1,166	758,909

				3,664,315

Business Equipment & Services–0.13%

GTCR W-2 Merger Sub LLC (n)	7.50%	01/15/2031	779	794,249

Cable & Satellite Television–0.55%

Altice Financing S.A. (Luxembourg) (n)	5.75%	08/15/2029	29	23,877

Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	1,876	1,607,985

Altice France S.A. (France)(n)	5.50%	01/15/2028	594	455,182

Altice France S.A. (France)(n)	5.50%	10/15/2029	679	490,735

Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	1,020	876,252

				3,454,031

Chemicals & Plastics–0.84%

INEOS Quattro Finance 2 PLC (United Kingdom) (n)	9.63%	03/15/2029	722	746,309

SK Invictus Intermediate II S.a.r.l.(n)	5.00%	10/30/2029	3,827	3,112,882

Windsor Holdings III LLC (Acquired 06/22/2023-07/13/2023; Cost $1,342,171)(k)(n)	8.50%	06/15/2030	1,347	1,387,229

				5,246,420

Cosmetics & Toiletries–0.14%

Bausch & Lomb Escrow Corp. (n)	8.38%	10/01/2028	857	877,354

Ecological Services & Equipment–0.08%

GFL Environmental, Inc. (Canada) (n)	6.75%	01/15/2031	475	479,750

Food Products–0.08%

Sigma Holdco B.V. (Netherlands) (n)	7.88%	05/15/2026	72	62,003

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)

Teasdale Foods, Inc.(d)(e)	16.25%	06/18/2026		$ 2,248	$ 465,399

					527,402

Health Care–0.06%

Global Medical Response, Inc. (n)	6.50%	10/01/2025		495	366,775

Industrial Equipment–0.20%

Chart Industries, Inc. (n)	7.50%	01/01/2030		182	185,851

Emerald Debt Merger Sub LLC(n)	6.63%	12/15/2030		1,098	1,096,627

					1,282,478

Lodging & Casinos–0.17%

Caesars Entertainment, Inc. (n)	7.00%	02/15/2030		432	432,799

Ontario Gaming GTA L.P. (Canada)(n)	8.00%	08/01/2030		627	633,766

					1,066,565

Oil & Gas–0.01%

Genesis Energy L.P./Genesis Energy Finance Corp.	8.25%	01/15/2029		68	67,293

Publishing–0.11%

McGraw-Hill Education, Inc. (n)	5.75%	08/01/2028		733	669,559

Radio & Television–0.08%

Diamond Sports Group LLC/Diamond Sports Finance Co. (i)(j)(n)	0.00%	08/15/2026		1,339	33,475

iHeartCommunications, Inc.(n)	4.75%	01/15/2028		322	246,053

Univision Communications, Inc.(n)	7.38%	06/30/2030		257	252,414

					531,942

Retailers (except Food & Drug)–0.27%

Evergreen Acqco 1 L.P./TVI, Inc. (n)	9.75%	04/26/2028		1,646	1,709,124

Telecommunications–0.33%

Windstream Escrow LLC/Windstream Escrow Finance Corp. (n)	7.75%	08/15/2028		2,490	2,055,221

Total U.S. Dollar Denominated Bonds & Notes (Cost $29,810,013)					25,735,304

Non-U.S. Dollar Denominated Bonds & Notes–3.90%(o)
Automotive–0.29%

Cabonline (Sweden)(n)	14.00%	03/19/2026	SEK	2,386	226,592

Cabonline (Sweden)(j)(n)	0.00%	04/19/2026	SEK	9,225	746,552

Cabonline (Sweden)(n)	14.00%	03/19/2026	SEK	4,772	454,725

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	8.46%	09/30/2028	EUR	362	380,642

					1,808,511

Building & Development–0.20%

APCOA Parking Holdings GmbH (Germany)(n)	4.63%	01/15/2027	EUR	291	291,068

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	8.97%	01/15/2027	EUR	450	490,565

Fagus Holdco PLC (United Kingdom)(e)	0.00%	09/05/2029	EUR	9	9,891

Ideal Standard International S.A. (Luxembourg)	6.38%	07/30/2026	EUR	529	440,097

					1,231,621

Cable & Satellite Television–0.32%

Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	386,886

Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	1,292	1,094,571

Altice France Holding S.A. (Luxembourg)(n)	8.00%	05/15/2027	EUR	962	513,097

					1,994,554

Electronics & Electrical–0.44%

Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(p)	9.10%	02/15/2029	EUR	1,258	1,302,530

Versuni Group B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	1,564	1,454,237

					2,756,767

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–1.77%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(n)(p)	8.97%	08/01/2024	EUR	2,617	$1,873,015

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(p)	10.22%	05/01/2026	EUR	1,168	1,041,251

Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	1,523	1,314,530

Kane Bidco Ltd. (United Kingdom)(n)	5.00%	02/15/2027	EUR	267	278,151

Kane Bidco Ltd. (United Kingdom)(n)	6.50%	02/15/2027	GBP	334	389,250

Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	371	355,771

Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	375	400,664

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	8.63%	11/15/2027	EUR	1,652	1,754,821

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,844	2,017,919

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,541	1,686,342

					11,111,714

Industrial Equipment–0.07%
Kantar (Summer BC Holdco A S.a.r.l.) (Luxembourg)(n)	9.25%	10/31/2027	EUR	451	419,440

Leisure Goods, Activities & Movies–0.13%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	8.60%	06/15/2027	EUR	372	399,203

Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	372	425,314

					824,517

Retailers (except Food & Drug)–0.48%
Douglas GmbH (Germany)(n)	6.00%	04/08/2026	EUR	1,377	1,462,098

Kirk Beauty SUN GmbH , 9.00% PIK Rate, 8.25% Cash Rate (Germany)(h)(n)	9.00%	10/01/2026	EUR	1,513	1,525,921

					2,988,019

Surface Transport–0.20%
Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	1,203	1,250,005

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $29,049,638)					24,385,148

			Shares
Preferred Stocks–1.60%(l)
Financial Intermediaries–0.02%

RJO Holdings Corp., Series A-2, Pfd.(e)				324	118,424

Oil & Gas–0.03%
McDermott International Ltd., Pfd.(e)				1,002	200,371

Southcross Energy Partners L.P., Series A, Pfd.(e)				258,709	2,303

					202,674

Surface Transport–1.55%
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045(e)				24,882	584,727

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(e)(k)				39,456	5,335,635

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(e)(k)				27,709	3,747,088

					9,667,450

Total Preferred Stocks (Cost $3,211,611)					9,988,548

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Municipal Obligations–0.63%
Arizona–0.63%

Arizona (State of) Industrial Development Authority (NewLife Forest Restoration LLC) (Green Bonds), Series 2022 A, RB (Acquired 02/22/2022-07/01/2023; Cost $4,332,717) (Cost $764,783)(k)(n)	9.00%	01/01/2028		$4,646	3,930,474

TOTAL INVESTMENTS IN SECURITIES(q)–154.53% (Cost $1,013,221,629)					966,878,594

BORROWINGS–(33.08)%					(207,000,000)

VARIABLE RATE TERM PREFERRED SHARES–(15.94)%					(99,709,388)

OTHER ASSETS LESS LIABILITIES–(5.51)%					(34,475,712)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$625,693,494

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Investment Abbreviations:

EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $832,177, which represented less than 1% of the Trust’s Net Assets.

(k)	Restricted security. The aggregate value of these securities at November 30, 2023 was $17,391,652, which represented 2.78% of the Trust’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $52,947,618, which represented 8.46% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 2,807,159	$ 5,273,398	$ (8,080,557)	$ -	$ -	$ -	$1,711

Invesco Liquid Assets Portfolio, Institutional Class	2,005,036	3,766,713	(5,771,999)	49	201	-	1,254

Invesco Treasury Portfolio, Institutional Class	3,208,182	6,026,741	(9,234,923)	-	-	-	1,953

Investments in Other Affiliates:

USF S&H Holdco LLC*	10,904,070	7,100,293	(7,100,293)	192,346	-	11,096,416	-

Total	$18,924,447	$22,167,145	$(30,187,772)	$192,395	$201	$11,096,416	$4,918

*	At November 30, 2023, this security was was no longer an affiliate of the Fund.

The aggregate value of securities considered illiquid at November 30, 2023 was $401,101,966, which represented 64.11% of the Fund’s Net Assets.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/29/2023	Barclays Bank PLC	USD	3,853,281	GBP	3,073,290	$27,508

12/29/2023	BNP Paribas S.A.	USD	22,234	SEK	248,037	1,411

01/31/2024	BNP Paribas S.A.	EUR	18,309,329	USD	20,037,076	55,939

12/29/2023	Morgan Stanley and Co. International PLC	USD	1,061,994	EUR	1,000,000	27,766

12/29/2023	Morgan Stanley and Co. International PLC	USD	7,130,581	GBP	5,765,996	150,418

01/31/2024	Morgan Stanley and Co. International PLC	EUR	18,036,056	USD	19,735,626	52,714

01/31/2024	Royal Bank of Canada	EUR	325,976	USD	357,159	1,418

12/29/2023	State Street Bank & Trust Co.	USD	2,133,227	EUR	2,000,000	46,293

01/31/2024	State Street Bank & Trust Co.	EUR	18,309,329	USD	20,034,434	53,297

01/31/2024	State Street Bank & Trust Co.	SEK	16,608,563	USD	1,598,259	12,711

12/29/2023	Toronto-Dominion Bank (The)	USD	3,912,281	GBP	3,119,855	27,308

Subtotal-Appreciation						456,783

Currency Risk

12/29/2023	Barclays Bank PLC	EUR	18,980,872	USD	20,170,840	(513,760)

01/31/2024	Barclays Bank PLC	GBP	3,073,031	USD	3,854,242	(27,121)

12/29/2023	BNP Paribas S.A.	EUR	19,268,461	USD	20,474,438	(523,565)

12/29/2023	BNP Paribas S.A.	GBP	4,065,448	USD	4,953,116	(180,519)

12/29/2023	BNP Paribas S.A.	SEK	15,162,798	USD	1,373,266	(72,177)

12/29/2023	BNP Paribas S.A.	USD	20,003,717	EUR	18,309,329	(50,937)

12/29/2023	Canadian Imperial Bank of Commerce	EUR	136,919	USD	145,021	(4,188)

12/29/2023	Citibank N.A.	SEK	1,595,720	USD	142,841	(9,277)

12/29/2023	Morgan Stanley and Co. International PLC	GBP	4,041,583	USD	4,919,554	(183,945)

12/29/2023	Morgan Stanley and Co. International PLC	USD	19,702,768	EUR	18,036,056	(47,791)

01/31/2024	Morgan Stanley and Co. International PLC	GBP	3,119,593	USD	3,915,877	(24,295)

12/29/2023	Royal Bank of Canada	GBP	3,852,111	USD	4,688,500	(175,743)

01/31/2024	Royal Bank of Canada	GBP	45,040	USD	56,489	(398)

01/31/2024	Royal Bank of Canada	USD	41,216	SEK	427,709	(385)

12/29/2023	State Street Bank & Trust Co.	USD	20,001,111	EUR	18,309,329	(48,332)

12/29/2023	State Street Bank & Trust Co.	USD	1,586,025	SEK	16,510,481	(12,110)

12/29/2023	Toronto-Dominion Bank (The)	EUR	19,268,461	USD	20,478,444	(519,560)

01/31/2024	Toronto-Dominion Bank (The)	GBP	3,119,593	USD	3,913,173	(26,999)

01/31/2024	UBS AG	USD	2,202,354	EUR	2,000,000	(19,736)

Subtotal-Depreciation						(2,440,838)

Total Forward Foreign Currency Contracts						$(1,984,055)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$475,933,461	$364,308,908	$840,242,369

Common Stocks & Other Equity Interests	6,220,408	9,387,662	46,988,681	62,596,751

U.S. Dollar Denominated Bonds & Notes	–	25,149,277	586,027	25,735,304

Non-U.S. Dollar Denominated Bonds & Notes	–	24,375,257	9,891	24,385,148

Preferred Stocks	–	–	9,988,548	9,988,548

Municipal Obligations	–	3,930,474	–	3,930,474

Total Investments in Securities	6,220,408	538,776,131	421,882,055	966,878,594

Other Investments - Assets*

Investments Matured	–	–	1,539,211	1,539,211

Forward Foreign Currency Contracts	–	456,783	–	456,783

	–	456,783	1,539,211	1,995,994

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,440,838)	–	(2,440,838)

Total Other Investments	–	(1,984,055)	1,539,211	(444,844)

Total Investments	$6,220,408	$536,792,076	$423,421,266	$966,433,750

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2023:

	Value 02/28/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/23
Variable Rate Senior Loan Interests	$409,533,144	$115,352,889	$(136,320,916)	$1,472,461	$(254,162)	$(5,477,461)	$6,952,385	$(26,949,432)	$364,308,908
Common Stocks & Other Equity Interests	49,049,800	10,171,230	(7,786,895)	-	(1,062,296)	(4,132,645)	992,825	(243,338)	46,988,681
Preferred Stocks	745,598	397,020	(562,847)	-	(612,506)	6,589,945	3,431,338	-	9,988,548
Investments Matured	497,375	1,041,836	-	-	-	-	-	-	1,539,211
U.S. Dollar Denominated Bonds & Notes	691,512	252,303	(249,000)	-	-	(108,788)	-	-	586,027
Non-U.S. Dollar Denominated Bonds & Notes	-	-	-	-	-	9,891	-	-	9,891
Total	$460,517,429	$127,215,278	$(144,919,658)	$1,472,461	$(1,928,964)	$(3,119,058)	$11,376,548	$(27,192,770)	$423,421,266

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Income Trust

    The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 11/30/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Keg Logistics LLC, Term Loan A	$24,454,795	Valuation Service	N/A	N/A	N/A	(a)
FDH Group Acquisition, Inc., Term Loan A	21,830,675	Valuation Service	N/A	N/A	N/A	(a)
QuarterNorth Energy Holding, Inc.	21,712,106	Valuation Service	N/A	N/A	N/A	(b)
Lightning Finco Ltd. (LiveU), Term Loan B-1	16,850,716	Valuation Service	N/A	N/A	N/A	(a)
SDB Holdco LLC (Specialty Dental Brands), Term Loan	15,713,625	Valuation Service	N/A	N/A	N/A	(a)
Muth Mirror Systems LLC, Term Loan	15,492,273	Valuation Service	N/A	N/A	N/A	(a)
Teasdale Foods, Inc., Term Loan	13,585,288	Valuation Service	N/A	N/A	N/A	(a)
Hasa Intermediate Holdings LLC, Term Loan	13,280,537	Valuation Service	N/A	N/A	N/A	(a)
V Global Holdings LLC (aka Vertellus), Term Loan	12,251,015	Valuation Service	N/A	N/A	N/A	(a)
Esquire Deposition Solutions LLC, Term Loan B	11,229,640	Valuation Service	N/A	N/A	N/A	(a)
USF S&H Holdco LLC	11,096,416	Valuation Service	N/A	N/A	N/A	(a)
CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	10,911,358	Valuation Service	N/A	N/A	N/A	(a)
My Alarm Center LLC, Class A	10,753,004	Valuation Service	N/A	N/A	N/A	(b)
Affinity Dental Management, Inc., Term Loan	10,314,679	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Income Trust